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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4537

Liberty All-Star Growth Fund, Inc.
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	12/31/05

Date of reporting period:	9/30/05

Item 1. Schedule of Investments.

Schedule of Investments as of September 30, 2005 (Unaudited)

COMMON STOCKS (97.5%)	SHARES	MARKET VALUE

CONSUMER DISCRETIONARY (18.6%)

Auto Components (0.6%)
LKQ Corp. (a)	29,177	$881,145

Automobiles (0.6%)
Thor Industries, Inc.	28,938	983,892

Diversified Consumer Services (4.1%)
Apollo Group, Inc., Class A (a)	13,875	921,161
Bright Horizons Family Solutions, Inc. (a)	43,073	1,654,003
Education Management Corp. (a)	55,817	1,799,540
Strayer Education, Inc.	10,100	954,652
Universal Technical Institute, Inc. (a)	30,616	1,090,236
		6,419,592

Hotels, Restaurants & Leisure (3.7%)
The Cheesecake Factory, Inc. (a)	61,535	1,922,353
Four Seasons Hotels, Inc.	12,000	688,800
Life Time Fitness, Inc. (a)	26,471	877,249
P.F. Chang’s China Bistro, Inc. (a)	26,043	1,167,508
Texas Roadhouse, Inc., Class A (a)	38,502	573,680
Wynn Resorts Ltd. (a)	14,600	659,190
		5,888,780

Internet & Catalog Retail (3.3%)
Amazon.com, Inc. (a)	35,600	1,612,680
eBay, Inc. (a)	87,500	3,605,000
		5,217,680

Leisure Equipment & Products (0.2%)
Marvel Entertainment, Inc. (a)	16,152	288,636

Media (1.2%)
Carmike Cinemas, Inc.	12,719	291,774
Getty Images, Inc. (a)	11,336	975,349
Westwood One, Inc.	28,201	560,918
		1,828,041

Multi-line Retail (1.6%)
Dollar Tree Stores, Inc. (a)	36,621	792,845
Kohl’s Corp. (a)	36,007	1,806,831
		2,599,676

ALL-STAR GROWTH FUND	See Notes to Schedule of Investments.

COMMON STOCKS (CONTINUED)	SHARES	MARKET VALUE

Specialty Retail (2.4%)
Bed Bath & Beyond, Inc. (a)	46,075	$1,851,294
Chico’s FAS, Inc. (a)	17,000	625,600
Guitar Center, Inc. (a)	14,782	816,114
Urban Outfitters, Inc. (a)	17,400	511,560
		3,804,568

Textiles, Apparel & Luxury Goods (0.9%)
NIKE, Inc., Class B	18,085	1,477,183

CONSUMER STAPLES (2.1%)

Beverages (0.9%)
PepsiCo, Inc.	23,880	1,354,235

Food & Staples Retailing (1.2%)
United Natural Foods, Inc. (a)	28,782	1,017,731
Walgreen Co.	21,340	927,223
		1,944,954

ENERGY (5.2%)

Energy Equipment & Services (3.4%)
CARBO Ceramics, Inc.	9,539	629,479
Hydril (a)	8,317	570,879
National-Oilwell Varco, Inc. (a)	20,100	1,322,580
Patterson-UTI Energy, Inc.	25,810	931,225
Schlumberger Ltd.	10,375	875,442
Smith International, Inc.	29,600	985,976
		5,315,581

Oil, Gas & Consumable Fuels (1.8%)
Golar LNG Ltd. (a)	33,013	423,887
Plains Exploration & Production Co. (a)	23,600	1,010,552
Suncor Energy, Inc.	16,155	977,862
Whiting Petroleum Corp. (a)	11,300	495,392
		2,907,693

See Notes to Schedule of Investments.

COMMON STOCKS (CONTINUED)	SHARES	MARKET VALUE

FINANCIALS (5.6%)

Capital Markets (2.5%)
Affiliated Managers Group, Inc. (a)	25,300	$1,832,226
The Goldman Sachs Group, Inc.	13,145	1,598,169
SEI Investments Co.	13,700	514,846
		3,945,241

Commercial Banks (0.8%)
Commerce Bancorp, Inc.	18,700	573,903
Signature Bank (a)	22,000	593,780
		1,167,683

Consumer Finance (0.7%)
SLM Corp.	19,875	1,066,095

Diversified Financial Services (0.9%)
Financial Federal Corp.	36,945	1,470,411

Insurance (0.7%)
Brown & Brown, Inc.	20,214	1,004,434
Universal American Financial Corp. (a)	7,130	162,136
		1,166,570

HEALTH CARE (19.6%)

Biotechnology (5.5%)
Affymetrix, Inc. (a)	16,300	753,549
Amgen, Inc. (a)	24,425	1,945,940
Charles River Laboratories International, Inc. (a)	16,450	717,549
Cubist Pharmaceuticals, Inc. (a)	22,500	484,650
Encysive Pharmaceuticals, Inc. (a)	25,200	296,856
Enzon Pharmaceuticals, Inc. (a)	36,188	239,926
Genentech, Inc. (a)	19,900	1,675,779
Martek Biosciences Corp. (a)	20,762	729,369
MedImmune, Inc. (a)	20,540	691,171
Neurocrine Biosciences, Inc. (a)	6,000	295,140
Onyx Pharmaceuticals, Inc. (a)	25,300	631,994
Oscient Pharmaceuticals Corp. (a)	53,290	112,975
		8,574,898

See Notes to Schedule of Investments.

COMMON STOCKS (CONTINUED)	SHARES	MARKET VALUE

Health Care Equipment & Supplies (6.1%)
Adeza Biomedical Corp. (a)	23,798	$414,323
Boston Scientific Corp. (a)	18,130	423,698
Foxhollow Technologies, Inc. (a)	16,300	776,043
IntraLase Corp. (a)	53,400	785,514
Kyphon, Inc. (a)	11,800	518,492
Medtronic, Inc.	54,265	2,909,689
PolyMedica Corp.	36,836	1,287,050
ResMed, Inc. (a)	31,974	2,546,729
		9,661,538

Health Care Providers & Services (5.7%)
The Advisory Board Co. (a)	19,700	1,025,188
Caremark Rx, Inc. (a)	20,385	1,017,823
Chemed Corp.	13,230	573,388
Express Scripts, Inc., Class A (a)	13,100	814,820
Lincare Holdings, Inc. (a)	38,726	1,589,703
Patterson Companies, Inc. (a)	17,535	701,926
UnitedHealth Group, Inc.	36,375	2,044,275
VCA Antech, Inc. (a)	48,379	1,234,632
		9,001,755

Pharmaceuticals (2.3%)
Allergan, Inc.	12,255	1,122,803
Nektar Therapeutics (a)	13,600	230,520
Sanofi-Aventis (b)	36,310	1,508,681
Schering-Plough Corp.	37,160	782,218
		3,644,222

INDUSTRIALS (14.7%)

Air Freight & Logistics (1.5%)
UTI Worldwide, Inc.	30,285	2,353,144

Commercial Services & Supplies (7.4%)
Alliance Data Systems Corp. (a)	24,000	939,600
ChoicePoint, Inc. (a)	11,800	509,406
Cintas Corp.	27,344	1,122,471
The Corporate Executive Board Co.	39,999	3,119,122

See Notes to Schedule of Investments.

COMMON STOCKS (CONTINUED)	SHARES	MARKET VALUE

Commercial Services & Supplies (continued)
Monster Worldwide, Inc. (a)	19,000	$583,490
Resources Connection, Inc. (a)	40,300	1,194,089
Robert Half International, Inc.	33,000	1,174,470
Stericycle, Inc. (a)	14,857	849,077
VistaPrint Ltd. (a)	1,391	21,213
Waste Connections, Inc. (a)	17,673	619,969
West Corp. (a)	39,322	1,470,250
		11,603,157

Construction & Engineering (0.4%)
Chicago Bridge & Iron Co., N.V.	21,221	659,761

Electrical Equipment (0.5%)
Energy Conversion Devices, Inc. (a)	17,400	780,912

Industrial Conglomerates (1.9%)
3M Co.	20,530	1,506,081
General Electric Co.	42,575	1,433,500
		2,939,581

Machinery (1.5%)
Danaher Corp.	45,400	2,443,882

Trading Companies & Distributors (1.5%)
Fastenal Co.	37,965	2,319,282

INFORMATION TECHNOLOGY (30.1%)

Communications Equipment (5.3%)
Avocent Corp. (a)	21,212	671,148
Corning, Inc. (a)	61,830	1,195,174
F5 Networks, Inc. (a)	11,100	482,517
Ixia (a)	33,547	493,476
Juniper Networks, Inc. (a)	72,800	1,731,912
Packeteer, Inc. (a)	22,283	279,652
Polycom, Inc. (a)	67,615	1,093,335
QUALCOMM, Inc.	25,475	1,140,006
Research In Motion Ltd. (a)	19,600	1,340,640
		8,427,860

See Notes to Schedule of Investments.

COMMON STOCKS (CONTINUED)	SHARES	MARKET VALUE

Computers & Peripherals (3.0%)
Dell, Inc. (a)	71,855	$2,457,441
EMC Corp. (a)	104,110	1,347,184
Network Appliance, Inc. (a)	41,500	985,210
		4,789,835

Electronic Equipment & Instruments (1.6%)
Cogent, Inc. (a)	26,900	638,875
Cognex Corp.	28,558	858,739
Hittite Microwave Corp. (a)	13,455	272,464
National Instruments Corp.	30,707	756,620
		2,526,698

Internet Software & Services (4.9%)
Akamai Technologies, Inc. (a)	26,959	429,996
Ctrip.com International Ltd. (a)(b)	9,505	609,080
WebEx Communications, Inc. (a)	40,801	1,000,033
Websense, Inc. (a)	8,500	435,285
Yahoo!, Inc. (a)	154,210	5,218,466
		7,692,860

IT Services (5.2%)
Accenture Ltd., Class A (a)	66,155	1,684,306
CheckFree Corp. (a)	16,300	616,466
Cognizant Technology Solutions Corp., Class A (a)	21,200	987,708
First Data Corp.	38,455	1,538,200
Forrester Research, Inc. (a)	28,372	590,705
Paychex, Inc.	36,135	1,339,886
SRA International, Inc., Class A (a)	42,144	1,495,269
		8,252,540

Office Electronics (0.8%)
Zebra Technologies Corp., Class A (a)	30,943	1,209,562

Semiconductors & Semiconductor Equipment (5.3%)
Broadcom Corp., Class A (a)	19,600	919,436
Linear Technology Corp.	41,695	1,567,315
Marvell Technology Group Ltd. (a)	18,800	866,868

See Notes to Schedule of Investments.

COMMON STOCKS (CONTINUED)	SHARES	MARKET VALUE

Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.	56,423	$1,699,461
Semtech Corp. (a)	40,942	674,315
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	187,106	1,538,011
Xilinx, Inc.	36,400	1,013,740
		8,279,146

Software (4.0%)
Adobe Systems, Inc.	36,830	1,099,376
American Reprographics Co. (a)	41,933	717,054
Interwoven, Inc. (a)	38,652	315,787
NAVTEQ Corp. (a)	23,900	1,193,805
Opsware, Inc. (a)	105,100	545,469
Red Hat, Inc. (a)	42,800	906,932
Salesforce.com, Inc. (a)	41,700	964,104
SAP AG (b)	11,595	502,411
		6,244,938

MATERIALS (1.1%)

Chemicals (1.1%)
Praxair, Inc.	36,305	1,740,099

TELECOMMUNICATION SERVICES (0.5%)

Diversified Telecommunication Services (0.5%)
NeuStar, Inc., Class A (a)	25,902	828,605

TOTAL COMMON STOCKS (COST OF $129,595,009)		153,701,931

See Notes to Schedule of Investments.

SHORT-TERM INVESTMENT (3.0%)	PAR VALUE	MARKET VALUE

REPURCHASE AGREEMENT (3.0%)

Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.15%, collateralized by a U.S. Treasury Note maturing 06/15/09, market value of $4,789,750 (repurchase proceeds $4,687,230)

(Cost of $4,686,000)	$4,686,000	$4,686,000

TOTAL INVESTMENTS (100.5%) (COST OF $134,281,009)		158,387,931

OTHER ASSETS & LIABILITIES, NET (-0.5%)		(821,493)

NET ASSETS (100.0%)		$157,566,438

NET ASSET VALUE PER SHARE (26,992,035 SHARES OUTSTANDING)		$5.84

NOTES TO SCHEDULE OF INVESTMENTS:

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing in more than 60 days for which market quotations are readily available are valued at current market value. Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Directors.

(a) Non-income producing security.
(b) Represents an American Depositary Receipt.

Gross unrealized appreciation and depreciation of investments at September 30, 2005 is as follows:
Gross unrealized appreciation	$34,770,218
Gross unrealized depreciation	(10,663,296)
Net unrealized appreciation	$24,106,922

See Notes to Schedule of Investments.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Liberty All-Star Growth Fund, Inc.

By (Signature and Title)	/s/ William R. Parmentier, Jr
William R. Parmentier, Jr., President

Date	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ William R. Parmentier, Jr
William R. Parmentier, Jr., President

Date	November 28, 2005

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 28, 2005